                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10389
                                                      ---------

                   Tax Managed International Equity Portfolio
                   ------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2004
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED INTERNATIONAL EQUITY PORTFOLIO as of October 31, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.7%

SECURITY                                                 SHARES            VALUE
-------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.7%

Empresa Brasileira de Aeronautica SA ADR                     34,000    $      902,360
-------------------------------------------------------------------------------------
                                                                       $      902,360
-------------------------------------------------------------------------------------

AIRPORT OPERATOR / DEVELOPMENT -- 0.7%

BAA PLC                                                      93,500    $      982,872
-------------------------------------------------------------------------------------
                                                                       $      982,872
-------------------------------------------------------------------------------------

AUTO AND PARTS -- 0.5%

Volvo AB                                                     17,500    $      662,211
-------------------------------------------------------------------------------------
                                                                       $      662,211
-------------------------------------------------------------------------------------

AUTOMOBILES -- 4.7%

DaimlerChrysler AG                                           22,500    $      930,213
Honda Motor Co., Ltd.                                        38,000         1,842,220
Nissan Motor Co., Ltd.                                       40,000           449,655
Renault SA                                                    7,500           627,759
Toyota Motor Corp.                                           60,000         2,323,239
-------------------------------------------------------------------------------------
                                                                       $    6,173,086
-------------------------------------------------------------------------------------

BANKING -- 19.2%

ABN AMRO Holdings NV                                         41,176    $      986,523
Anglo Irish Bank Corp. PLC                                   38,700           734,343
Australia and New Zealand Banking Group, Ltd.                68,500         1,048,708
Banco Bilbao Vizcaya Argentaria SA                           66,700         1,048,054
Banco Santander Central Hispano SA                           75,000           837,181
Bank of Ireland                                              66,500           911,607
Barclays PLC                                                300,000         2,931,942
BNP Paribas SA                                               15,000         1,021,648
Danske Bank A/S                                              26,700           745,367
DBS Group Holdings, Ltd.                                    242,000         2,269,927
HBOS PLC                                                     60,000           803,513
HSBC Holdings PLC                                           191,780         3,093,865
Mitsubishi Tokyo Financial Group, Inc.                          375         3,172,775
Orix Corp.                                                    8,300           969,931
Societe Generale                                             10,300           956,264
Sumitomo Trust and Banking Co., Ltd. (The)                   90,000           523,689
Svenska Handelsbanken AB                                     20,000           433,094
UBS AG                                                       38,800         2,800,679
-------------------------------------------------------------------------------------
                                                                       $   25,289,110
-------------------------------------------------------------------------------------

BEVERAGES -- 3.2%

Diageo PLC                                                   90,000    $    1,203,690
Fomento Economico Mexicano SA de C.V. ADR                    44,000         1,940,400
SABMiller PLC                                                76,000         1,094,690
-------------------------------------------------------------------------------------
                                                                       $    4,238,780
-------------------------------------------------------------------------------------

BUILDING MATERIALS -- 0.8%

Compagnie de Saint-Gobain                                     7,000    $      384,465
CRH PLC                                                      15,000           356,838
Lafarge SA                                                    3,200           292,053
-------------------------------------------------------------------------------------
                                                                       $    1,033,356
-------------------------------------------------------------------------------------

BUSINESS SERVICES -- 2.2%

Mitsubishi Corp.                                            171,000    $    1,885,514
Sap AG                                                        6,400         1,092,048
-------------------------------------------------------------------------------------
                                                                       $    2,977,562
-------------------------------------------------------------------------------------

CHEMICALS -- 0.5%

BASF AG                                                      11,000    $      686,851
-------------------------------------------------------------------------------------
                                                                       $      686,851
-------------------------------------------------------------------------------------

CONSUMER ELECTRONICS -- 1.4%

Philips Electronics NV                                       25,000    $      594,638
Samsung Electronics Co., Ltd.                                   570           224,126
Sony Corp. ADR                                               30,000         1,045,500
-------------------------------------------------------------------------------------
                                                                       $    1,864,264
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 0.6%

Shimano Inc.                                                 30,000    $      736,855
-------------------------------------------------------------------------------------
                                                                       $      736,855
-------------------------------------------------------------------------------------

DATA PROCESSING AND REPRODUCTION -- 2.1%

Canon, Inc.                                                  57,500    $    2,836,224
-------------------------------------------------------------------------------------
                                                                       $    2,836,224
-------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE / RETAIL -- 1.0%

Celesio AG                                                    9,400    $      679,551
Esprit Holdings, Ltd.                                       130,000           694,896
-------------------------------------------------------------------------------------
                                                                       $    1,374,447
-------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                 SHARES            VALUE
-------------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS -- 1.9%

Keppel Corp., Ltd.                                          521,000    $    2,505,542
-------------------------------------------------------------------------------------
                                                                       $    2,505,542
-------------------------------------------------------------------------------------

DRUGS -- 6.5%

GlaxoSmithKline PLC                                          80,674    $    1,696,388
Novartis AG                                                  57,000         2,723,296
Roche Holding AG                                             18,000         1,836,989
Schering AG                                                  15,000           963,612
Takeda Pharmaceutical Co., Ltd.                              20,000           964,096
Teva Pharmaceutical Industries, Ltd. ADR                     16,000           416,000
-------------------------------------------------------------------------------------
                                                                       $    8,600,381
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 0.9%

Hitachi, Ltd.                                               190,000    $    1,189,218
-------------------------------------------------------------------------------------
                                                                       $    1,189,218
-------------------------------------------------------------------------------------

ELECTRONIC COMPONENTS-MISCELLANEOUS -- 3.1%

Kyocera Corp.                                                24,000    $    1,735,578
Matsushita Electric Industrial Co., Ltd.                     42,000           607,719
Philips Electronics NY SHR                                   23,000           547,860
Siemens AG                                                   16,000         1,190,590
-------------------------------------------------------------------------------------
                                                                       $    4,081,747
-------------------------------------------------------------------------------------

ENERGY SOURCES -- 2.5%

BP PLC                                                      213,264    $    2,067,377
Royal Dutch Petroleum Co.                                    23,000         1,247,199
-------------------------------------------------------------------------------------
                                                                       $    3,314,576
-------------------------------------------------------------------------------------

ENGINEERING AND CONSTRUCTION -- 0.8%

Vinci SA                                                      8,500    $    1,013,176
-------------------------------------------------------------------------------------
                                                                       $    1,013,176
-------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 4.2%

Acom Co., Ltd.                                                9,600    $      600,675
Fortis(1)                                                    35,000           891,984
ING Groep NV                                                117,439         3,118,651
Nomura Holdings, Inc.                                        79,200           963,538
-------------------------------------------------------------------------------------
                                                                       $    5,574,848
-------------------------------------------------------------------------------------

FOODS -- 1.1%

Cadbury Schweppes PLC                                       180,000    $    1,497,769
-------------------------------------------------------------------------------------
                                                                       $    1,497,769
-------------------------------------------------------------------------------------

HOTELS -- 0.4%

Hilton Group PLC                                            110,000    $      520,080
-------------------------------------------------------------------------------------
                                                                       $      520,080
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.4%

Kao Corp.                                                    24,000    $      552,575
-------------------------------------------------------------------------------------
                                                                       $      552,575
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / FOOD -- 2.1%

Nestle SA                                                    11,500    $    2,715,657
-------------------------------------------------------------------------------------
                                                                       $    2,715,657
-------------------------------------------------------------------------------------

INSURANCE -- 3.0%

Aviva PLC                                                    91,700    $      917,470
AXA Company                                                  85,900         1,852,840
Zurich Financial Services AG(1)                               8,000         1,138,327
-------------------------------------------------------------------------------------
                                                                       $    3,908,637
-------------------------------------------------------------------------------------

MACHINERY -- 1.1%

Atlas Copco AB                                                5,900    $      244,173
Daikin Industries, Ltd.                                      20,000           486,200
Komatsu, Ltd.                                               100,000           667,592
-------------------------------------------------------------------------------------
                                                                       $    1,397,965
-------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.6%

Terumo Corp.                                                 30,000    $      744,434
-------------------------------------------------------------------------------------
                                                                       $      744,434
-------------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 3.2%

BHP Billiton, Ltd.                                          100,000    $    1,034,150
POSCO ADR                                                    25,000           934,750
Rio Tinto, Ltd.                                              32,500           889,362
WMC Resources, Ltd.                                         262,000         1,328,747
-------------------------------------------------------------------------------------
                                                                       $    4,187,009
-------------------------------------------------------------------------------------

MULTIMEDIA -- 0.2%

News Corp., Ltd.                                             27,000    $      216,876
-------------------------------------------------------------------------------------
                                                                       $      216,876
-------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                 SHARES            VALUE
-------------------------------------------------------------------------------------
OIL AND GAS-EQUIPMENT AND SERVICES -- 7.9%

Centrica PLC                                                121,500    $      537,000
ENI SPA                                                      75,000         1,710,936
Fortum Oyj                                                   30,000           458,765
Petroleo Brasileiro SA ADR                                   45,000         1,467,000
Shell Transport & Trading Co. PLC                           142,200         1,119,841
Tokyo Gas Co., Ltd.                                         100,000           372,267
Total Fina Elf SA                                            23,000         4,786,491
-------------------------------------------------------------------------------------
                                                                       $   10,452,300
-------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 0.5%

Stora Enso Oyj, Class A                                      10,000    $      143,640
Stora Enso Oyj, Class R                                      34,000           483,886
-------------------------------------------------------------------------------------
                                                                       $      627,526
-------------------------------------------------------------------------------------

PHOTO EQUIPMENT AND SUPPLIES -- 1.4%

Fuji Photo Film Co., Ltd.                                    55,000    $    1,865,861
-------------------------------------------------------------------------------------
                                                                       $    1,865,861
-------------------------------------------------------------------------------------

REAL ESTATE -- 2.1%

Cheung Kong Holdings, Ltd.                                   70,000    $      579,778
Mitsui Fudosan Co., Ltd.                                     40,000           423,746
Sumitomo Realty & Development Co., Ltd.                      78,000           856,724
Sun Hung Kai Properties, Ltd.                               105,000           971,889
-------------------------------------------------------------------------------------
                                                                       $    2,832,137
-------------------------------------------------------------------------------------

RETAIL -- 0.5%

Metro AG                                                     13,700    $      653,661
-------------------------------------------------------------------------------------
                                                                       $      653,661
-------------------------------------------------------------------------------------

SEMICONDUCTOR COMPONENTS / INTEGRATED
CIRCUITS -- 0.6%

Taiwan Semiconductor Co., Ltd. ADR                          100,000    $      757,000
-------------------------------------------------------------------------------------
                                                                       $      757,000
-------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 0.5%

Nokia Oyj                                                    45,000    $      692,832
-------------------------------------------------------------------------------------
                                                                       $      692,832
-------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 9.1%

BT Group PLC                                                730,000    $    2,490,551
Deutsche Telekom AG(1)                                       48,000           920,980
NTT Docomo, Inc.                                                300           528,606
Portugal Telecom, SGPS, SA                                  175,000         1,972,625
Telecom Italia Mobile SPA                                   200,000         1,178,595
Telecom Italia SPA                                          370,972         1,234,903
Telefonica SA                                                78,000         1,290,911
Vodafone Group PLC                                          727,954         1,868,253
Vodafone Group PLC ADR                                       20,000           515,800
-------------------------------------------------------------------------------------
                                                                       $   12,001,224
-------------------------------------------------------------------------------------

TELEPHONE-INTEGRATED -- 1.0%

Philippine Long Distance Telephone Co. ADR(1)                55,300    $    1,388,030
-------------------------------------------------------------------------------------
                                                                       $    1,388,030
-------------------------------------------------------------------------------------

TOBACCO -- 0.6%

British American Tobacco PLC                                 50,000    $      751,426
-------------------------------------------------------------------------------------
                                                                       $      751,426
-------------------------------------------------------------------------------------

TRANSPORTATION -- 0.8%

East Japan Railway Co.                                           70    $      367,540
Nippon Yusen Kabushiki Kaisha                               130,000           653,189
-------------------------------------------------------------------------------------
                                                                       $    1,020,729
-------------------------------------------------------------------------------------

UTILITIES-ELECTRIC -- 2.4%

Enel SPA                                                    152,000    $    1,372,576
Iberdrola SA                                                 29,000           634,091
RWE AG                                                       12,000           635,387
Tenaga Nasional Berhad                                      200,000           584,211
-------------------------------------------------------------------------------------
                                                                       $    3,226,265
-------------------------------------------------------------------------------------

UTILITIES-ELECTRICAL AND GAS -- 1.7%

E. ON AG                                                     10,340    $      840,411
Endesa SA                                                    34,000           690,468
Scottish and Southern Energy PLC                             44,500           681,202
-------------------------------------------------------------------------------------
                                                                       $    2,212,081
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $109,481,899)                                      $  130,259,540
-------------------------------------------------------------------------------------

                        See notes to financial statements

PREFERRED STOCKS -- 0.2%

SECURITY                                                          SHARES        VALUE
----------------------------------------------------------------------------------------------
MULTIMEDIA -- 0.2%

News Corp., Ltd.                                                       35,000   $      273,951
----------------------------------------------------------------------------------------------
                                                                                $      273,951
----------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $252,596)                                                   $      273,951
----------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.9%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)  VALUE
----------------------------------------------------------------------------------------------
Investors Bank and Trust Company Time Deposit,
1.88%, 11/1/04                                                 $        1,266   $    1,266,000
---------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $1,266,000)                                              $    1,266,000
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
   (IDENTIFIED COST $111,000,495)                                               $  131,799,491
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.2%                                          $      215,588
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $  132,015,079
----------------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1)  Non-income producing security.

COUNTRY CONCENTRATION OF PORTFOLIO

                                                               PERCENTAGE
COUNTRY                                                        OF NET ASSETS    VALUE
----------------------------------------------------------------------------------------------

Australia                                                           3.6%        $    4,791,795

Belgium                                                             0.7                891,984

Brazil                                                              1.8              2,369,360

Denmark                                                             0.6                745,367

Finland                                                             1.3              1,779,124

France                                                              8.3             10,934,695

Germany                                                             6.5              8,593,304

Hong Kong                                                           1.7              2,246,563

Ireland                                                             1.5              2,002,787

Israel                                                              0.3                416,000

Italy                                                               4.2              5,497,010

Japan                                                              22.3             29,365,161

Malaysia                                                            0.4                584,210

Mexico                                                              1.5              1,940,400

Netherlands                                                         4.9              6,494,871

Philippines                                                         1.0              1,388,030

Portugal                                                            1.5              1,972,625

Republic of Korea                                                   0.9              1,158,876

Singapore                                                           3.6              4,775,470

Spain                                                               3.4              4,500,705

Sweden                                                              1.0              1,339,478

Switzerland                                                         8.5             11,214,948

Taiwan                                                              0.6                757,000

United Kingdom                                                     18.8             24,773,728
----------------------------------------------------------------------------------------------
Total Common Stocks and Preferred Stocks                           98.9%        $  130,533,491
----------------------------------------------------------------------------------------------
Short-Term Investments                                              0.9%        $    1,266,000

                        See notes to financial statements

TAX-MANAGED INTERNATIONAL EQUITY PORTFOLIO as of October 31, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2004

ASSETS

Investments, at value (identified cost, $111,000,495)          $  131,799,491
Receivable for investments sold                                     1,986,290
Interest and dividends receivable                                     236,649
Tax reclaim receivable                                                 99,236
-----------------------------------------------------------------------------
TOTAL ASSETS                                                   $  134,121,666
-----------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $    2,009,485
Payable to affiliate for Trustees' fees                                   599
Due to bank                                                            51,911
Accrued expenses                                                       44,592
-----------------------------------------------------------------------------
TOTAL LIABILITIES                                              $    2,106,587
-----------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO      $  132,015,079
-----------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals        $  111,208,972
Net unrealized appreciation (computed on the basis of
   identified cost)                                                20,806,107
-----------------------------------------------------------------------------
TOTAL                                                          $  132,015,079
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2004

INVESTMENT INCOME

Dividends (net of foreign taxes, $339,716)                     $    2,940,421
Interest                                                               57,640
-----------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $    2,998,061
-----------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $    1,225,372
Trustees' fees and expenses                                             7,918
Custodian fee                                                         211,636
Legal and accounting services                                          30,868
Miscellaneous                                                           4,432
-----------------------------------------------------------------------------
TOTAL EXPENSES                                                 $    1,480,226
-----------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                  $           70
-----------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $           70
-----------------------------------------------------------------------------

NET EXPENSES                                                   $    1,480,156
-----------------------------------------------------------------------------

NET INVESTMENT INCOME                                          $    1,517,905
-----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $    8,866,273
   Foreign currency transactions                                      (67,272)
-----------------------------------------------------------------------------
NET REALIZED GAIN                                              $    8,799,001
-----------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $    6,272,811
   Foreign currency                                                    (3,553)
-----------------------------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $    6,269,258
-----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                               $   15,068,259
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                     $   16,586,164
-----------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                            YEAR ENDED        YEAR ENDED
IN NET ASSETS                                                  OCTOBER 31, 2004  OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                       $    1,517,905    $      1,116,854
   Net realized gain (loss) from investment
      and foreign currency transactions                             8,799,001         (41,844,265)
   Net change in unrealized appreciation
      (depreciation) from investments
      and foreign currency                                          6,269,258          57,294,636
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $   16,586,164    $     16,567,225
-------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $   27,502,487    $    103,561,358
   Withdrawals                                                    (20,527,595)       (107,594,167)
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                        $    6,974,892    $     (4,032,809)
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $   23,561,056    $     12,534,416
-------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $  108,454,023    $     95,919,607
-------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $  132,015,079    $    108,454,023
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                             YEAR ENDED OCTOBER 31,
                                                               ----------------------------------------------
                                                                   2004        2003        2002     2001(1)
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
   Expenses                                                          1.21%       1.23%       1.20%       1.23%(2)
   Expenses after custodian fee reduction                            1.21%       1.23%       1.20%       1.23%
   Net investment income (loss)                                      1.24%       1.15%      (0.01)%     (0.59)%(2)
Portfolio Turnover                                                     62%        100%        128%         31%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                     15.04%      17.52%     (27.07)%        --
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                        $  132,015  $  108,454  $   95,920  $  139,518
-------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business July 23, 2001, to October 31, 2001.
(2)  Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

TAX-MANAGED INTERNATIONAL EQUITY PORTFOLIO as of October 31, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed International Equity Portfolio (formerly Tax-Managed International Growth Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2004, the Eaton Vance Tax-Managed International Equity Fund and the Eaton Vance Tax-Managed Equity Asset Allocation Fund held 53.2% and 46.6% interests in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACTS -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   G FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K OTHER -- Investment transactions are accounted for on a trade date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 1.00% annually of the average daily net assets of the Portfolio up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2004, the advisory fee amounted to $1,225,372. On May 14, 2004, the shareholders of the Fund and the interest holders of the Portfolio approved an investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") between BMR and Eagle Global Advisors, L.L.C. ("Eagle"). Pursuant to the Sub-Advisory Agreement, BMR has delegated the investment management of the Portfolio to Eagle. BMR pays Eagle a monthly sub-advisory fee equal to 0.50% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $83,650,078 and $73,339,854, respectively, for the year ended October 31, 2004.

4  FEDERAL INCOME TAX BASIS OF INVESTMENTS

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                            $ 111,201,346
   -------------------------------------------------------
   Gross unrealized appreciation             $  21,052,566
   Gross unrealized depreciation                  (454,421)
   -------------------------------------------------------
   NET UNREALIZED APPRECIATION               $  20,598,145
   -------------------------------------------------------

   The net unrealized appreciation on foreign currency at October 31, 2004 was $7,111.

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2004.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2004.

7  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Portfolio and Investors Bank & Trust (the Bank), the Bank may in its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to the Bank. At October 31, 2004, the Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $51,911.

8  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments.

   Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9  NAME CHANGE

   Effective May 17, 2004, the Portfolio changed its name to Tax-Managed International Equity Portfolio.

TAX-MANAGED INTERNATIONAL EQUITY PORTFOLIO as of October 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED INTERNATIONAL EQUITY PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Managed International Equity Portfolio (the Portfolio), formerly Tax-Managed International Growth Portfolio, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended, and for the period from the start of business, July 23, 2001, to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2004 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Tax-Managed International Equity Portfolio as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 22, 2004

EATON VANCE TAX-MANAGED INTERNATIONAL EQUITY FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                                                                                              NUMBER OF
                         POSITION(S)        TERM OF                                          PORTFOLIOS
                          WITH THE        OFFICE AND                                       IN FUND COMPLEX
  NAME AND              TRUST AND THE      LENGTH OF         PRINCIPAL OCCUPATION(S)         OVERSEEN BY
DATE OF BIRTH             PORTFOLIO         SERVICE          DURING PAST FIVE YEARS           TRUSTEE(1)    OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

James B. Hawkes            Trustee     Trustee of the    Chairman, President and Chief           192             Director of EVC
11/9/41                               Trust since 1991;  Executive Officer of BMR, EVC,
                                      of the Portfolio   EVM and EV; Director of EV;
                                        since 1998       Vice President and Director of
                                                         EVD. Trustee and/or officer of
                                                         192 registered investment
                                                         companies in the Eaton Vance
                                                         Fund Complex. Mr. Hawkes is an
                                                         interested person because of
                                                         his positions with BMR, EVM,
                                                         EVC and EV, which are
                                                         affiliates of the Trust and the
                                                         Portfolio.

NONINTERESTED
TRUSTEE(S)

Samuel L. Hayes, III       Trustee     Trustee of the    Jacob H. Schiff Professor of            192          Director of Tiffany &
2/23/35                               Trust since 1986;  Investment Banking Emeritus,                       Co. (specialty retailer)
                                      of the Portfolio   Harvard University Graduate                            and Telect, Inc.
                                         since 1998      School of Business                                   (telecommunication
                                                         Administration.                                        services company)

William H. Park            Trustee       Since 2003      President and Chief Executive           192                  None
9/19/47                                                  Officer, Prizm Capital
                                                         Management, LLC (investment
                                                         management firm) (since 2002).
                                                         Executive Vice President and
                                                         Chief Financial Officer, United
                                                         Asset Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms) (1982-2001).

Ronald A. Pearlman         Trustee       Since 2003      Professor of Law, Georgetown            192                  None
7/10/40                                                  University Law Center (since
                                                         1999). Tax Partner Covington &
                                                         Burling, Washington, DC
                                                         (1991-2000).

Norton H. Reamer           Trustee     Trustee of the    President, Chief Executive              192                  None
9/21/35                               Trust since 1986;  Officer and a Director of Asset
                                      of the Portfolio   Management Finance Corp. (a
                                         since 1998      specialty finance company
                                                         serving the investment
                                                         management industry) (since
                                                         October 2003). President,
                                                         Unicorn Corporation (an
                                                         investment and financial
                                                         advisory services company)
                                                         (since September 2000).
                                                         Formerly, Chairman, Hellman,
                                                         Jordan Management Co., Inc. (an
                                                         investment management company)
                                                         (2000-2003). Formerly, Advisory
                                                         Director of Berkshire Capital
                                                         Corporation (investment banking
                                                         firm) (2002-2003). Formerly
                                                         Chairman of the Board, United
                                                         Asset Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms) and Chairman,
                                                         President and Director, UAM
                                                         Funds (mutual funds) (1980-2000).

Lynn A. Stout              Trustee       Since 1998      Professor of Law, University of         192                  None
9/14/57                                                  California at Los Angeles School
                                                         of Law (since July 2001).
                                                         Formerly, Professor of Law,
                                                         Georgetown University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                POSITION(S)                    TERM OF
                                 WITH THE                     OFFICE AND
      NAME AND                 TRUST AND THE                  LENGTH OF                         PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH                 PORTFOLIO                     SERVICE                          DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.       President of the Trust             Since 2002              Executive Vice President of EVM, BMR, EVC and
5/31/58                                                                              EV; Chief Investment Officer of EVM and BMR and
                                                                                     Director of EVC. Chief Executive Officer
                                                                                     of Belair Capital Fund LLC, Belcrest
                                                                                     Capital Fund LLC, Belmar Capital Fund
                                                                                     LLC, Belport Capital Fund LLC and Belrose
                                                                                     Capital Fund LLC (private investment
                                                                                     companies sponsored by EVM). Officer of
                                                                                     55 registered investment companies
                                                                                     managed by EVM or BMR.

William H. Ahern, Jr.      Vice President of the             Since 1995              Vice President of EVM and BMR. Officer of 78
7/28/59                            Trust                                             registered investment companies managed by EVM
                                                                                     or BMR.

Edward R. Allen, III       Vice President of the             Since 2004              Partner and Chairman of the International
7/5/60                           Portfolio                                           Investment Committee of Eagle Global Advisors,
                                                                                     L.L.C. Officer of 1 registered investment
                                                                                     company managed by EVM or BMR.

Thomas J. Fetter           Vice President of the             Since 1997              Vice President of EVM and BMR. Officer of 124
8/20/43                            Trust                                             registered investment companies managed by EVM
                                                                                     or BMR.

Thomas N. Hunt, III        Vice President of the             Since 2004              Partner of Eagle Global Advisors, L.L.C.
11/6/64                          Portfolio                                           Officer of 1 registered investment company
                                                                                     managed by EVM or BMR.

Robert B. MacIntosh        Vice President of the             Since 1998              Vice President of EVM and BMR. Officer of 124
1/22/57                            Trust                                             registered investment companies managed by EVM
                                                                                     or BMR.

Michael R. Mach            Vice President of the             Since 1999              Vice President of EVM and BMR. Previously,
7/15/47                            Trust                                             Managing Director and Senior Analyst for
                                                                                     Robertson Stephens (1998-1999). Officer
                                                                                     of 28 registered investment companies
                                                                                     managed by EVM or BMR.

Duncan W. Richardson   Vice President of the Trust;   Vice President of the Trust    Senior Vice President and Chief Equity
10/26/57                President of the Portfolio    since 2001; President of the   Investment Officer of EVM and BMR. Officer of
                                                        Portfolio since 2002         44 registered investment companies managed by
                                                                                     EVM or BMR.

Walter A. Row, III     Vice President of the Trust           Since 2001              Director of Equity Research and a Vice
7/20/57                                                                              President of EVM and BMR. Officer of 24
                                                                                     registered investment companies managed by EVM
                                                                                     or BMR.

Judith A. Saryan       Vice President of the Trust           Since 2003              Vice President of EVM and BMR. Previously,
8/21/54                                                                              Portfolio Manager and Equity Analyst for State
                                                                                     Street Global Advisers (1980-1999). Officer of
                                                                                     27 registered investment companies managed by
                                                                                     EVM or BMR.

Susan Schiff           Vice President of the Trust           Since 2002              Vice President of EVM and BMR. Officer of 27
3/13/61                                                                              registered investment companies managed by EVM
                                                                                     or BMR.

Alan R. Dynner                   Secretary            Secretary of the Trust since   Vice President, Secretary and Chief Legal
10/10/40                                              1997; of the Portfolio since   Officer of BMR, EVM, EVD, EV and EVC. Officer
                                                                1998                 of 192 registered investment companies managed
                                                                                     by EVM or BMR.

Kristin S. Anagnost     Treasurer of the Portfolio         Since 2002(2)             Assistant Vice President of EVM and BMR.
6/12/65                                                                              Officer of 106 registered investment companies
                                                                                     managed by EVM or BMR.

James L. O'Connor         Treasurer of the Trust             Since 1989              Vice President of BMR, EVM, and EVD. Officer of
4/1/45                                                                               114 registered investment companies managed by
                                                                                     EVM or BMR.

Paul M. O'Neil           Chief Compliance Officer            Since 2004              Vice President of EVM and BMR. Officer of 192
7/11/53                                                                              registered investment companies managed by EVM
                                                                                     or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Anagnost served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended October 31, 2003, and October 31, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                                     10/31/03       10/31/04
--------------------------------------------------------------------------------
Audit Fees                                           $     20,909   $     23,834

Audit-Related Fees(1)                                $          0   $          0

Tax Fees(2)                                          $      4,000   $      4,100

All Other Fees(3)                                    $          0   $          0
                                                     ---------------------------
Total                                                $     24,909   $     27,934
                                                     ===========================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. During the fiscal year ended October 31, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 Eaton Vance Management's examination of management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                                     10/31/03       10/31/04
--------------------------------------------------------------------------------
Registrant                                           $      4,000   $      4,100

Eaton Vance (1)                                      $    467,489   $    340,730

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE TAX MANAGED INTERNATIONAL EQUITY PORTFOLIO


By:   /s/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: December 22, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Kristin S. Anagnost
      -----------------------
      Kristin S. Anagnost
      Treasurer


Date: December 22, 2004


By:   /s/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: December 22, 2004